Schedule of Investments (unaudited)
September 30, 2025
BlackRock Large Cap Focus Value Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.8%
Boeing Co. (The)(a)	162,879	$ 35,154,175
Automobile Components — 2.9%
Aptiv PLC(a)	638,304	55,034,571
Automobiles — 1.6%
General Motors Co.	505,592	30,825,944
Banks — 9.8%
Citigroup, Inc.	683,439	69,369,058
First Citizens BancShares, Inc., Class A	25,270	45,212,073
Wells Fargo & Co.	863,386	72,369,015
		186,950,146
Broadline Retail — 4.3%
Amazon.com, Inc.(a)	277,479	60,926,064
PDD Holdings, Inc., ADR(a)	157,229	20,780,957
		81,707,021
Building Products — 2.0%
Fortune Brands Innovations, Inc.	697,190	37,222,974
Capital Markets — 2.5%
Intercontinental Exchange, Inc.	278,249	46,879,391
Chemicals — 1.9%
PPG Industries, Inc.	354,009	37,209,886
Commercial Services & Supplies — 2.5%
Rentokil Initial PLC	9,317,425	47,199,722
Consumer Staples Distribution & Retail — 2.4%
Dollar General Corp.	451,822	46,695,804
Containers & Packaging — 1.7%
Sealed Air Corp.	894,057	31,604,915
Electric Utilities — 2.1%
Exelon Corp.	894,550	40,263,695
Entertainment — 2.2%
Electronic Arts, Inc.	210,660	42,490,122
Financial Services — 2.8%
Fidelity National Information Services, Inc.	822,033	54,204,856
Food Products — 1.8%
The Campbell’s Co.	1,070,920	33,819,654
Health Care Equipment & Supplies — 7.3%
Baxter International, Inc.	1,958,840	44,602,787
Becton Dickinson & Co.	248,840	46,575,383
Medtronic PLC	505,265	48,121,438
		139,299,608
Health Care Providers & Services — 5.4%
Cardinal Health, Inc.	299,465	47,004,027
Elevance Health, Inc.	93,302	30,147,742
Labcorp Holdings, Inc.	90,671	26,028,017
		103,179,786
Health Care REITs — 1.0%
Healthcare Realty Trust, Inc.	1,069,370	19,280,741
Household Durables — 1.9%
Sony Group Corp., ADR	1,231,713	35,461,017
Insurance — 1.6%
Fidelity National Financial, Inc., Class A	500,446	30,271,979
Sony Financial Group, Inc., ADR(a)	246,342	911,465
		31,183,444
Security	Shares	Value
Interactive Media & Services — 3.5%
Alphabet, Inc., Class C, NVS	187,760	$ 45,728,948
Pinterest, Inc., Class A(a)	644,380	20,729,705
		66,458,653
Leisure Products — 1.9%
Hasbro, Inc.	474,270	35,973,379
Machinery — 1.2%
Fortive Corp.	454,993	22,290,107
Media — 2.1%
Comcast Corp., Class A	1,246,505	39,165,187
Metals & Mining — 1.4%
Teck Resources Ltd., Class B	39,808	1,747,173
Teck Resources Ltd., Class B	551,920	24,211,192
		25,958,365
Multi-Utilities — 2.1%
Dominion Energy, Inc.	650,251	39,775,854
Oil, Gas & Consumable Fuels — 6.1%
BP PLC, ADR	1,758,898	60,611,625
Enterprise Products Partners LP	1,798,170	56,228,776
		116,840,401
Pharmaceuticals — 2.4%
Sanofi SA, ADR	981,208	46,313,018
Professional Services — 4.6%
Maximus, Inc.	334,750	30,586,107
SS&C Technologies Holdings, Inc.	637,414	56,576,867
		87,162,974
Technology Hardware, Storage & Peripherals — 9.2%
HP, Inc.	1,488,680	40,536,756
Samsung Electronics Co. Ltd.	1,304,844	78,225,826
Western Digital Corp.	465,728	55,915,304
		174,677,886
Textiles, Apparel & Luxury Goods — 1.6%
Swatch Group AG (The)	158,120	29,884,345
Tobacco — 2.1%
British American Tobacco PLC, ADR	745,809	39,587,542
Trading Companies & Distributors — 1.0%
WESCO International, Inc.	88,890	18,800,235
Total Long-Term Investments — 98.7% (Cost: $1,496,316,025)		1,878,555,418
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(b)(c)	25,609,119	25,609,119
Total Short-Term Securities — 1.3% (Cost: $25,609,119)		25,609,119
Total Investments — 100.0% (Cost: $1,521,925,144)		1,904,164,537
Liabilities in Excess of Other Assets — (0.0)%		(95,351)
Net Assets — 100.0%		$ 1,904,069,186

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
September 30, 2025
BlackRock Large Cap Focus Value Fund, Inc.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 29,908,291	$ —	$ (29,910,000)(a)	$ 2,165	$ (456)	$ —	—	$ 3,899 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	7,373,733	18,235,386 (a)	—	—	—	25,609,119	25,609,119	222,279	—
				$ 2,165	$ (456)	$ 25,609,119		$ 226,178	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 35,154,175	$ —	$ —	$ 35,154,175
Automobile Components	55,034,571	—	—	55,034,571
Automobiles	30,825,944	—	—	30,825,944
Banks	186,950,146	—	—	186,950,146
Broadline Retail	81,707,021	—	—	81,707,021
Building Products	37,222,974	—	—	37,222,974
Capital Markets	46,879,391	—	—	46,879,391
Chemicals	37,209,886	—	—	37,209,886
Commercial Services & Supplies	—	47,199,722	—	47,199,722
Consumer Staples Distribution & Retail	46,695,804	—	—	46,695,804

Schedule of Investments (unaudited) (continued)
September 30, 2025
BlackRock Large Cap Focus Value Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Containers & Packaging	$ 31,604,915	$ —	$ —	$ 31,604,915
Electric Utilities	40,263,695	—	—	40,263,695
Entertainment	42,490,122	—	—	42,490,122
Financial Services	54,204,856	—	—	54,204,856
Food Products	33,819,654	—	—	33,819,654
Health Care Equipment & Supplies	139,299,608	—	—	139,299,608
Health Care Providers & Services	103,179,786	—	—	103,179,786
Health Care REITs	19,280,741	—	—	19,280,741
Household Durables	35,461,017	—	—	35,461,017
Insurance	30,271,979	911,465	—	31,183,444
Interactive Media & Services	66,458,653	—	—	66,458,653
Leisure Products	35,973,379	—	—	35,973,379
Machinery	22,290,107	—	—	22,290,107
Media	39,165,187	—	—	39,165,187
Metals & Mining	25,958,365	—	—	25,958,365
Multi-Utilities	39,775,854	—	—	39,775,854
Oil, Gas & Consumable Fuels	116,840,401	—	—	116,840,401
Pharmaceuticals	46,313,018	—	—	46,313,018
Professional Services	87,162,974	—	—	87,162,974
Technology Hardware, Storage & Peripherals	96,452,060	78,225,826	—	174,677,886
Textiles, Apparel & Luxury Goods	—	29,884,345	—	29,884,345
Tobacco	39,587,542	—	—	39,587,542
Trading Companies & Distributors	18,800,235	—	—	18,800,235
Short-Term Securities
Money Market Funds	25,609,119	—	—	25,609,119
	$ 1,747,943,179	$ 156,221,358	$ —	$ 1,904,164,537

Portfolio Abbreviation
ADR	American Depositary Receipt
LP	Limited Partnership
NVS	Non-Voting Shares